Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Common Stock
Common Stock

10.Common Stock

As of March 31, 2025 and December 31, 2024, the Company’s amended and restated certificate of incorporation authorized the issuance of 58,251,629 shares of $0.001 par value common stock. The voting, dividend and liquidation rights of the holders of the Company’s common stock are subject to and qualified by the rights, powers and preferences of the holders of the Preferred Stock set forth above. As of March 31, 2025 and December 31, 2024, there were 19,203,330 shares and 19,197,914 shares of common stock issued and outstanding, respectively.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the Board, if any, subject to the preferential dividend rights of the Preferred Stock. When dividends are declared on shares of common stock, the Company must declare at the same time a dividend payable to the holders of Preferred Stock equivalent to the dividend amount they would receive if each share of Preferred Stock were converted into common stock. The Company may not pay dividends to common stockholders until all dividends accrued or declared but unpaid on the Preferred Stock have been paid in full. As of March 31, 2025 and December 31, 2024, no dividends were declared.

As of March 31, 2025 and December 31, 2024, the Company had reserved 36,009,537 and 36,014,953 shares of common stock, respectively, for the conversion of outstanding shares of Preferred Stock (see Note 9, Redeemable Convertible Preferred Stock), the exercise of outstanding stock options, and the issuance of stock options remaining available for grant under the Company’s 2018 Stock Incentive Plan (see Note 11, Stock-based compensation).

Subsequent Events

As further discussed in Note 19, Subsequent Events, the Company completed its Merger with Cara in April 2025. Upon the closing of the Merger, the Company’s common stock converted into 2,575,494 shares of Cara common stock.

10.Common Stock

As of December 31, 2024 and 2023, the Company’s amended and restated certificate of incorporation authorized the issuance of 58,251,629 shares of $0.001 par value common stock. The voting, dividend and liquidation rights of the holders of the Company’s common stock are subject to and qualified by the rights, powers and preferences of the holders of the Preferred Stock set forth above. As of December 31, 2024 and 2023, there were 19,197,914 shares and 19,134,164 shares of common stock issued and outstanding, respectively.

Each share of common stock entitles the holder to one vote on all matters submitted to a vote of the Company’s stockholders. Common stockholders are entitled to receive dividends, as may be declared by the Board, if any, subject to the preferential dividend rights of the Preferred Stock. When dividends are declared on shares of common stock, the Company must declare at the same time a dividend payable to the holders of Preferred Stock equivalent to the dividend amount they would receive if each share of Preferred Stock were converted into common stock. The Company may not pay dividends to common stockholders until all dividends accrued or declared but unpaid on the Preferred Stock have been paid in full. As of December 31, 2024 and 2023, no dividends were declared.

As of December 31, 2024 and 2023, the Company had reserved 36,014,953 and 36,078,703 shares of common stock, respectively, for the conversion of outstanding shares of Preferred Stock (see Note 9, Redeemable Convertible Preferred Stock), the exercise of outstanding stock options, and the issuance of stock options remaining available for grant under the Company’s 2018 Stock Incentive Plan (see Note 11, Stock-based compensation).